Capital Stock - Summary of Warrants Outstanding (Details) (10-Q) (Parenthetical)						6 Months Ended		12 Months Ended
	May 18, 2016 $ / shares shares	Sep. 10, 2015 CAD	Oct. 22, 2014 CAD shares	Sep. 03, 2014 USD ($) shares	Sep. 03, 2014 CAD shares	Sep. 30, 2016 CAD shares	Sep. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD CAD / shares shares	Sep. 30, 2016 $ / shares	Sep. 30, 2016 CAD / shares	May 18, 2016 CAD / shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CAD / shares	Feb. 25, 2016 $ / shares	Feb. 25, 2016 CAD / shares	Jan. 04, 2016 $ / shares	Jan. 04, 2016 CAD / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CAD / shares	Dec. 22, 2015 $ / shares	Dec. 22, 2015 CAD / shares	Dec. 18, 2015 $ / shares	Dec. 18, 2015 CAD / shares	Nov. 05, 2015 $ / shares	Nov. 05, 2015 CAD / shares	Jun. 25, 2015 $ / shares	Jun. 25, 2015 CAD / shares	Nov. 22, 2014 $ / shares	Nov. 22, 2014 CAD / shares	Oct. 22, 2014 $ / shares	Oct. 22, 2014 CAD / shares
Warrant exercised per share | CAD / shares														CAD 0.052																		CAD 1.94
Fair value of warrants at grant						CAD 16,042
Issued to consulting services, value		CAD 67,195
USD [Member]
Warrant exercised per share | $ / shares													$ 0.04																		$ 1.50
Warrants [Member]
Number of common shares purchase warrants exercised during period | shares	44,500		3,350
Warrant exercised per share | CAD / shares												CAD 0.052				CAD 0.056		CAD 0.056		CAD 0.055		CAD 0.056		CAD 0.054		CAD 0.052		CAD .048		CAD 0.046		1.97
Fair value of warrants at grant			CAD 2,060
Dividend yield			0.00%					0.00%	0.00%
Expected volatility			123.00%					150.00%	118.00%
Risk-free interest rate			0.99%					0.54%	52.00%
Expected term			2 years					11 months 27 days	2 years
Unvested portion vesting pro-rata raised in offering value					CAD 327,925
Warrants [Member] | April 1, 2017 [Member]
Number of common shares purchase warrants exercised during period | shares									27,500
Warrant exercised per share | CAD / shares									CAD 1.12
Fair value of warrants at grant									CAD 19,290
Dividend yield									0.00%
Expected volatility									1.14%
Risk-free interest rate									182.00%
Expected term									2 years 10 months 6 days
Issued to consulting services, value									CAD 19,290
Warrants [Member] | April 1, 2017 [Member] | Minimum [Member]
Expected term									2 years 1 month 24 days
Warrants [Member] | April 1, 2017 [Member] | Maximum [Member]
Expected term									3 years
Warrants [Member] | April 1, 2017 [Member] | Officer [Member]
Number of common shares purchase warrants exercised during period | shares									22,500
Warrants [Member] | November 30, 2016 [Member]
Number of common shares purchase warrants exercised during period | shares				300,000	300,000	625,000		625,000
Warrant exercised per share | (per share)											CAD 0.052		0.052
Fair value of warrants at grant						CAD 500,000		CAD 500,000
Dividend yield						0.00%		0.00%
Expected volatility						159.00%		159.00%
Risk-free interest rate						1.25%		1.25%
Expected term						3 years		3 years
Unvested portion vesting pro-rata raised in offering value					CAD (327,925)
Fully vesting upon raised offering value					CAD (1,967,550)
Warrants [Member] | USD [Member]
Warrant exercised per share | (per share)	$ 0.04														$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04			CAD 1.50
Dividend yield								0.00%
Expected volatility								150.00%
Risk-free interest rate								0.52%
Expected term								11 months 27 days
Unvested portion vesting pro-rata raised in offering value | $				$ 250,000
Warrants [Member] | USD [Member] | November 30, 2016 [Member]
Warrant exercised per share | $ / shares										$ 0.04			$ 0.04
Unvested portion vesting pro-rata raised in offering value | $				250,000
Fully vesting upon raised offering value | $				$ 1,500,000
Private Placement Offering [Member] | Warrants [Member]
Number of common shares purchase warrants exercised during period | shares									8,850
Warrant exercised per share | CAD / shares									CAD 2.62
Fair value of warrants at grant									CAD 6,213
Dividend yield									0.00%
Expected volatility									124.00%
Risk-free interest rate									1.02%
Expected term									2 years
Private Placement Offering [Member] | Warrants [Member] | USD [Member]
Warrant exercised per share | CAD / shares									CAD 2.00